TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December, 31
	2018	2019
In respect of:
Net operating loss carry forward	$19,670	$25,879
Research and development expenses	5,094	7,842
Other	1,402	1,226
Less – valuation allowance	(26,166)	(34,947)
Net deferred tax assets	$—	$—

Roll Forward of Valuation Allowance
Balance at January 1, 2017	$13,999
Additions	7,983
Balance at December 31, 2017	$21,982
Additions	4,184
Balance at December 31, 2018	$26,166
Additions	8,781
Balance at December 31, 2019	$34,947